LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MARCH 1, 2011

SUPPLEMENT TO THE PROSPECTUS, DATED JANUARY 28, 2011, OF

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

The section titled "Principal investment strategies" of the fund's Prospectus is deleted and replaced with the following:

Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large-capitalization companies (or other financial instruments that derive their value from the equity securities of such companies). The fund generally follows a growth discipline in selecting securities.

The fund may invest up to 20% of its net assets in small- and mid- capitalization companies. The fund may also invest up to 20% of its net assets in securities of foreign companies. Further, the fund may engage in short sales of securities and other instruments. Short sales may be used to hedge or substantially offset long positions held by the fund, but also may be unrelated to any long positions held by the fund. The fund may hold no more than 25% of its net assets (taken at current market value) as required collateral for such sales at any one time. The fund may also invest in derivatives such as futures and options, to attempt to enhance its return, or to hedge its investments, among other things.

The fund utilizes a "multi-manager" approach whereby the fund's assets are normally allocated among multiple investment strategies (each managed by a different subadviser and/or investment team) and the Legg Mason Global Asset Allocation "completion portfolio" (managed by the fund's adviser). Each subadviser and/or investment team uses a different investment strategy that the fund's adviser believes is generally complementary to the investment strategies used by the fund's other subadvisers and investment teams. Each subadviser acts independently from the other subadvisers and from the fund's adviser and uses its own methodology for selecting investments. Under normal market conditions, approximately 30% of the fund's assets will be managed by ClearBridge Advisors, LLC in its Aggressive Growth strategy, approximately 30% of the fund's assets will be managed by ClearBridge Advisors, LLC in its Large Cap Growth strategy, approximately 30% of the fund's assets will be managed by Legg Mason Capital Management, Inc. in its Growth strategy and the remainder of the fund's assets will be managed by Legg Mason Global Asset Allocation, LLC in a "completion portfolio" that attempts to reduce overall fund tracking error versus the fund's comparative index. Legg Mason Global Asset Allocation, LLC manages the "completion portfolio" with reference to the portions of the fund's assets managed by the subadvisers, but acts independently of the subadvisers in managing the "completion portfolio."

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 1, 2011
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Legg Mason Manager Select Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik001474103_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MARCH 1, 2011

SUPPLEMENT TO THE PROSPECTUS, DATED JANUARY 28, 2011, OF

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

The section titled "Principal investment strategies" of the fund's Prospectus is deleted and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large-capitalization companies (or other financial instruments that derive their value from the equity securities of such companies). The fund generally follows a growth discipline in selecting securities.

The fund may invest up to 20% of its net assets in small- and mid- capitalization companies. The fund may also invest up to 20% of its net assets in securities of foreign companies. Further, the fund may engage in short sales of securities and other instruments. Short sales may be used to hedge or substantially offset long positions held by the fund, but also may be unrelated to any long positions held by the fund. The fund may hold no more than 25% of its net assets (taken at current market value) as required collateral for such sales at any one time. The fund may also invest in derivatives such as futures and options, to attempt to enhance its return, or to hedge its investments, among other things.

The fund utilizes a "multi-manager" approach whereby the fund's assets are normally allocated among multiple investment strategies (each managed by a different subadviser and/or investment team) and the Legg Mason Global Asset Allocation "completion portfolio" (managed by the fund's adviser). Each subadviser and/or investment team uses a different investment strategy that the fund's adviser believes is generally complementary to the investment strategies used by the fund's other subadvisers and investment teams. Each subadviser acts independently from the other subadvisers and from the fund's adviser and uses its own methodology for selecting investments. Under normal market conditions, approximately 30% of the fund's assets will be managed by ClearBridge Advisors, LLC in its Aggressive Growth strategy, approximately 30% of the fund's assets will be managed by ClearBridge Advisors, LLC in its Large Cap Growth strategy, approximately 30% of the fund's assets will be managed by Legg Mason Capital Management, Inc. in its Growth strategy and the remainder of the fund's assets will be managed by Legg Mason Global Asset Allocation, LLC in a "completion portfolio" that attempts to reduce overall fund tracking error versus the fund's comparative index. Legg Mason Global Asset Allocation, LLC manages the "completion portfolio" with reference to the portions of the fund's assets managed by the subadvisers, but acts independently of the subadvisers in managing the "completion portfolio."